Shareholder Report, Line Graph (Details) DFAI_The United Kingdom Small Company Series_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
The United Kingdom Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name											The United Kingdom Small Company Series
Accumulated Value	$ 13,713	$ 10,378	$ 9,504	$ 14,257	$ 9,382	$ 11,023	$ 9,960	$ 10,933	$ 8,418	$ 10,000	$ 15,585
MSCI United Kingdom Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI United Kingdom Index (net div.)
Accumulated Value	14,975	12,312	10,907	12,453	8,665	11,145	10,408	10,916	8,976	10,000	$ 18,957
MSCI United Kingdom Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI United Kingdom Small Cap Index (net div.)
Accumulated Value	$ 12,072	$ 9,207	$ 8,755	$ 14,034	$ 9,631	$ 11,204	$ 10,241	$ 11,113	$ 8,411	$ 10,000	$ 14,054